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October 15, 2009

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Subject: Registration of Flexible Purchase Payment Variable Deferred Annuity Contracts (the "Registration Statement") - Selective Review Requested

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 3 (the "Separate Account"), we hereby submit for filing an initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the purpose of registering flexible purchase payment variable deferred annuity contracts. The marketing name for the contracts is "RetireReady(SM) One NY."

The RetireReady(SM) One NY variable annuity contract has features that are substantially the same as those that appear for a product in another registration statement filed on behalf of the Company's affiliate, Genworth Life and Annuity Insurance Company, and its affiliate's separate account and recently reviewed by the staff of the Securities and Exchange Commission. That product is known by its marketing name, "RetireReady(SM) One," and was most recently reviewed as part of a Post-Effective Amendment filed on March 6, 2009 (SEC File No. 333-143407).

Like RetireReady(SM) One, RetireReady(SM) One NY allows the contract owner to select one of three surrender charge schedule options (a seven-year surrender charge schedule option, a four-year surrender charge schedule option or no surrender charge schedule option) at application. The shorter the surrender charge period, the higher the mortality and expense risk charge assessed for the contract. RetireReady(SM) One NY also offers the same ownership and joint annuitant requirements as RetireReady(SM) One.

The products do, however, have a few differences. First, products offered in New York do not offer certain optional benefit riders offered nationally in RetireReady(SM) One. RetireReady(SM) One NY, therefore, will only offer one living benefit rider, Income Protector, and one optional death benefit rider, the Annual Step-Up Death Benefit Rider. The New York versions of those riders are substantially similar to the versions approved in other states and offered in RetireReady(SM) One. In addition, certain other differences in the RetireReady(SM) One NY filing are also anticipated to be implemented in a post-effective amendment to the RetireReady(SM) One registration statement later this year. In particular, new subaccounts have been added to RetireReady(SM) One NY. Also, the Investment Strategy required for the living benefit rider, Income Protector, has been updated for RetireReady(SM) One NY. Finally, the Asset Allocation Program that was once available in our products has been eliminated from RetireReady(SM) One NY.

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The United States Securities
 and Exchange Commission
October 15, 2009
Page 2

Based on the foregoing, we request that the Registration Statement receive selective review.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
Michael D. Pappas
Associate General Counsel

Cc: Mark Cowan
Office of Insurance Products